UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

[ ]	Form 10-K	[ ]	Form 20-F	[ ]	Form 11-K	[X]	Form 10-Q

For the period ended April 30, 2005.

[ ]	Transition Report on Form 10-K.
[ ]	Transition Report on Form 20-F.
[ ]	Transition Report on Form 11-K.
[ ]	Transition Report on Form 10-Q.
For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

COLLEGE PARTNERSHIP, INC.
Full Name of Registrant

File No. 000-30323

333 South Allison Parkway, Suite 100
Lakewood, CO 80205
Address of principal executive office, including zip.

PART II - RULES 12B-25 and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25, the following should be completed.

[X]	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]	(b)
The subject annual report, semi-annual report, transition report of Form 10-Q, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountants statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

Auditors were unable to complete their review of the unaudited financial statements.

PART IV - OTHER INFORMATION

Name and telephone number of person to contact in regard to this notification.

Joseph Wade Mezey, Esq.
333 Soouth Allison Parkway, Ste 100
Lakewood, CO 80205

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify reports.

Yes	[]	No	[X]

Yes	[ ]	No	[X]

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

College Partnership has caused this notification to signed on its behalf by the undersigned hereunto duly authorized, on this 14th day of June, 2005.

COLLEGE PARTNERSHIP
(Registrant)

BY:	/s/ Joseph Wade Mezey
Joseph Wade Mezey
Chief Legal Officer/General Counsel